Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable
	December 31, 2013	December 31, 2014
	RMB	RMB
Accounts receivable	199,264	235,345
Less: Allowance for doubtful accounts	(5,952)	(3,746)
	193,312	231,599

Movement of allowance for doubtful accounts
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	3,109	6,636	5,952
Add: Current year additions	3,696	232	990
Less: Current year write-offs	(204)	(672)	(3,108)
Foreign currency translation	35	(244)	(88)
Balance at end of year	6,636	5,952	3,746